Report of Independent Accountants on Applying Agreed-Upon Procedures

Cascade Funding, LP – Series 9 CFS9 Depositor, LLC 1251 Avenue of the Americas, 50th floor New York, New York 10020	8 November 2021

Re:	CFMT 2021-AL1 Trust (“Issuing Entity”) Asset Backed Notes (the “Notes”) Sample Receivable Agreed-Upon Procedures

We have performed the procedures enumerated in Attachment A, which were agreed to and acknowledged as appropriate by Cascade Funding, LP – Series 9 (the “Sponsor”), CFS9 Depositor, LLC (the “Depositor”) and Barclays Capital Inc. (“Barclays” or the “Initial Purchaser,” together with the Sponsor and Depositor, the “Specified Parties”), for the intended purpose of assisting the Specified Parties in evaluating the accuracy of certain information with respect to a pool of motor vehicle retail installment sale contracts or loan agreements that are secured by a new or used automobile, sport utility vehicle, crossover, van, truck or other motor vehicle (the “Receivables”) relating to the Issuing Entity’s securitization transaction.  This report may not be suitable for any other purpose.  The procedures performed may not address all of the items of interest to a user of the report and may not meet the needs of all users of the report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes.  The appropriateness of these procedures is solely the responsibility of the Specified Parties identified in this report.  No other party acknowledged the appropriateness of the procedures.  Consequently, we make no representation regarding the appropriateness of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Sponsor, on behalf of the Depositor, provided us with:
a.
An electronic data file labeled “CFMT 2021-AL1 - Tape v5.2.xlsx” and the corresponding record layout and decode information, as applicable (the “Data File”), that the Sponsor, on behalf of the Depositor, indicated contains information relating to the Receivables as of 30 September 2021 (the “Statistical Cut-off Date”),

b.
An electronic data file labeled “Key Tape to File Review Sample vEY_v2.xlsx” and the corresponding record layout and decode information, as applicable (the “Sample Receivable Data File,” together with the Data File, the “Provided Data Files”), that the Sponsor, on behalf of the Depositor, indicated contains a list of account IDs relating to 192 Receivables on the Data File (the “Sample Receivables”),

c.	The list of relevant characteristics (the “Sample Characteristics”) on the Data File, which is shown on Exhibit 1 to Attachment A, and
d.	Instructions, assumptions and methodologies, which are described in Attachment A.

For the purpose of the procedures described in this report, KeyBank National Association (“KeyBank” or the “Servicer”), on behalf of the Depositor, provided us with
a.	Imaged copies of:
i.	The motor vehicle retail installment contract, contract cure or correction letter, amendment or other related documents (collectively and as applicable, the “Contract”),
ii.
The certificate of title, application for title or guaranty of title, notice of lien, notice of security interest filing, vehicle ownership registration form, direct lien filing, electronic verification of title, title lien statement, notice of lien application, lien entry form, bill of sale, dealer assignment, certificate of registration or other related documents (collectively and as applicable, the “Title”),

iii.	Certain printed screen shots from KeyBank’s servicing systems (the “Servicing System Screen Shots”),
iv.	Certain printed screen shots from KeyBank’s loan origination systems (the “Origination System Screen Shots,” together with the Servicing System Screen Shots, the “System Screen Shots”),
v.	The borrower credit application or application for financing (collectively and as applicable, the “Credit Application”) and
vi.
The agreement to provide insurance, binder of insurance, confirmation of accidental physical damage insurance, supplemental provisions, notice of requirement to provide insurance, insurance verification form, insurance coverage acknowledgement, agreement to furnish insurance policy, property insurance disclosure or other related documents (collectively and as applicable, the “Agreement to Provide Insurance,” together with the Contract, Title, System Screen Shots and Credit Application, the “Source Documents”)

that KeyBank, on behalf of the Depositor, indicated relate to each Sample Receivable,

b.	Certain servicing system extraction files:
i.	Labeled “DPD and TERM v2.xlsx” and
ii.	Labeled “LTV_CMSI.xlsx”
and the corresponding record layout and decode information, as applicable (collectively, the “Supplemental Sample Query,” together with the Source Documents, the “Sources”), that KeyBank, on behalf of the Depositor, indicated contains information relating to the Sample Receivables and
c.	Instructions, assumptions and methodologies, which are described in Attachment A.

The Sponsor, on behalf of the Depositor, selected the Sample Receivables on the Data File.  The Sponsor, on behalf of the Depositor, did not inform us as to the basis for how the Sponsor, on behalf of the Depositor, determined the number of Sample Receivables or the methodology used to select the Sample Receivables.

For the purpose of the procedures described in this report, the 192 Sample Receivables on the Data File are referred to as Sample Receivable Numbers 1 through 192.

For the purpose of the procedures described in this report, certain information contained on the Data File is the “Subject Matter” as of the date of this report.

The procedures included in Attachment A were limited to comparing, observing or recalculating certain information that is further described in Attachment A.  The Depositor is responsible for the Subject Matter, Provided Data Files, Sample Characteristics, Sources and the determination of the instructions, assumptions and methodologies that are described herein.  We were not requested to perform, and we have not performed, any procedures other than those listed in Attachment A.  We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Sample Receivable Data File, Sources or any other information provided to us, or that we were instructed to obtain, as applicable, by the Sponsor or KeyBank, on behalf of the Depositor, upon which we relied in forming our findings.  Accordingly, we make no representation and express no opinion or conclusion as to (a) the existence of the Receivables, (b) questions of legal or tax interpretation or (c) the appropriateness, accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Sponsor or KeyBank, on behalf of the Depositor, that are described in this report.  We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants (the “AICPA”).  An agreed-upon procedures engagement involves the practitioner performing specific procedures that the Specified Parties have agreed to and acknowledged to be appropriate for the purpose of the engagement and reporting on findings based on the procedures performed.  We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the AICPA on any of the items referred to herein.  Accordingly, we do not express such an opinion or conclusion.  Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:
a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Receivables conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Receivables,
iii.	Whether the originator(s) of the Receivables complied with federal, state or local laws or regulations or
iv.
Any other factor or characteristic of the Receivables that would be material to the likelihood that the issuer of the Notes will pay interest and principal in accordance with applicable terms and conditions.

We are required to be independent of the Depositor and to meet our other ethical responsibilities, as applicable for agreed-upon procedures engagements set forth in the Preface: Applicable to All Members and Part 1 – Members in Public Practice of the Code of Professional Conduct established by the AICPA.  Independence requirements for agreed-upon procedure engagements are less restrictive than independence requirements for audit and other attestation services.

This report is intended solely for the information and use of the Specified Parties and is not intended to be, and should not be, used by anyone other than the Specified Parties.  It is not intended to be, and should not be, used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

8 November 2021

Attachment A Page 1 of 2

Procedures performed and our associated findings

1.	For each Sample Receivable, as applicable, we:

a.
Compared the Sample Characteristics listed on Exhibit 1 to Attachment A, as shown on the Data File, to the corresponding information located on, or to the corresponding information we recalculated using information located on, the Sources or Data File, as applicable, subject to the instructions, assumptions and methodologies provided by the Sponsor, on behalf of the Depositor, described in the notes to Exhibit 1 to Attachment A.  The Source(s) that we were instructed by the Sponsor, on behalf of the Depositor, to use for each Sample Characteristic are shown on Exhibit 1 to Attachment A.  Except for the information shown on Exhibit 2 to Attachment A, all such compared information was found to be in agreement.

b.	Observed that the buyer and seller are located in the United States or United States territories, as shown in the Contract.

c.	Observed the existence of a Title.

d.
Observed that KeyBank or “First Niagara Bank N.A.” was the named lien holder or owner, as shown in the Title, or that the lien holder has assigned the vehicle corresponding to such Sample Receivable to KeyBank or “First Niagara Bank N.A.,” as shown in the Title, subject to the additional instruction(s) provided by the Sponsor, on behalf of the Depositor, described in the succeeding paragraph(s).

For the purpose of this procedure, the Sponsor, on behalf of the Depositor, instructed us to ignore differences due to abbreviation, truncation or spelling errors.

e.	Observed the existence of a Credit Application.

f.
Observed that the Contract contained a truth-in-lending disclosure statement, subject to the additional instruction(s) provided by the Sponsor, on behalf of the Depositor, described in the succeeding paragraph(s).

For the purpose of this procedure, the Sponsor, on behalf of the Depositor, instructed us to observe that the Contract contained the annual percentage rate, finance charge, amount financed, total of payments and total sale price information if the Contract did not contain a specified truth-in-lending section header.

Attachment A Page 2 of 2

1.	(continued)

g.	Observed (except for Sample Receivable Number 173):
i.	The existence of an Agreement to Provide Insurance,
ii.	That the Contract contained a section titled “Agreement to Keep Vehicle Insured,” “Insurance you must have on the vehicle” or “Insurance” or
iii.	That the Title contained the clause “I also certify that appropriate insurance coverage is in effect” in the certification section.

KeyBank, on behalf of the Depositor, was unable to provide the Agreement to Provide Insurance for Sample Receivable Number 173.

h.
Observed that the Contract contained two borrower names or information in the co‑borrower section for each Sample Receivable with a co‑borrower flag value of “Y,” as shown on the Data File.  We performed no procedures to determine the validity of any information in the co‑borrower section of the Contract.

i.	Observed in the Servicing System Screen Shots a months extended value greater than “0” for each Sample Receivable with an extension date value other than <blank>, as shown on the Data File.

Exhibit 1 to Attachment A

Sample Characteristics and Sources

Sample Characteristic	Data File Field Name	Source(s)	Note(s)

Loan account number	ACCT	Servicing System Screen Shots	i.
Vehicle identification number	VIN	Contract, Title and Servicing System Screen Shots
Origination date	EFF_DTE	Contract or Credit Application	ii.
Monthly P&I payment	LAST_SCHED_PAY_AMT	Contract or Servicing System Screen Shots	iii., iv.
Original amount financed	ORIG_LOAN_AMT	Contract	iii.
Original first payment date	FIRST_PYMNT_DTE	Contract or Servicing System Screen Shots	v.
Original term to maturity	ORIG_TERM	(a) Contract or (b) Servicing System Screen Shots and recalculation (if applicable)	vi.
Current APR	INT_RATE	Contract or Servicing System Screen Shots	vii.
Model type (new/used)	NEW_USED	Contract or Servicing System Screen Shots	viii.
Model year	YEAR	Contract or Servicing System Screen Shots	ix.
Vehicle make	MAKE	Contract	x., xi.
Vehicle model	MODEL	Contract	x., xii.
State/U.S. territory	STATE	(a) Contract and Title or (b) Servicing System Screen Shots and Title	xiii.
Current maturity date	MAT_DTE	Servicing System Screen Shots
FICO score	ORIGINAL_FICO	Servicing System Screen Shots or Origination System Screen Shots	xiv.
Original loan-to-value ratio	ORIGINAL_LTV	(a) Contract, Servicing System Screen Shots and recalculation or (b) Supplemental Sample Query	xv.
Payment to income ratio	PTI	(a) Contract and recalculation or (b) Servicing System Screen Shots and recalculation	xvi.
Remaining term to maturity	Remaining Term	Supplemental Sample Query	xvii.

Exhibit 1 to Attachment A

Sample Characteristic	Data File Field Name	Source(s)	Note(s)
Number of days past due	DPD_CUR	Supplemental Sample Query

Notes:

i.	For identification purposes only.

ii.
For the purpose of comparing the origination date Sample Characteristic for each Sample Receivable (except for Sample Receivable Number 6), the Sponsor, on behalf of the Depositor, instructed us to use the origination date next to the borrower’s signature, as shown in the Contract.

For the purpose of comparing the origination date Sample Characteristic for Sample Receivable Number 6, the Sponsor, on behalf of the Depositor, instructed us to use the Credit Application as the Source.

iii.	For the purpose of comparing the indicated Sample Characteristics for each Sample Receivable, the Sponsor, on behalf of the Depositor, instructed us to ignore differences of +/- $1.00 or less.

iv.
For the purpose of comparing the monthly P&I payment Sample Characteristic for each Sample Receivable (except for Sample Receivable Numbers 8, 9, 10, 19, 20, 27, 42, 44, 48, 50, 53, 56, 57, 70, 77, 79, 80, 83, 86, 90, 103, 105, 110, 114, 133, 139, 143, 160, 167, 173, 184, 188 and 190), the Sponsor, on behalf of the Depositor, instructed us to use the Contract as the Source (and in accordance with any other applicable note(s)).

For the purpose of comparing the monthly P&I payment Sample Characteristic for Sample Receivable Numbers 8, 9, 10, 19, 20, 27, 42, 44, 48, 50, 53, 56, 57, 70, 77, 79, 80, 83, 86, 90, 103, 105, 110, 114, 133, 139, 143, 160, 167, 173, 184, 188 and 190, the Sponsor, on behalf of the Depositor, instructed us to use the Servicing System Screen Shots as the Source (and in accordance with any other applicable note(s)).

v.
For the purpose of comparing the original first payment date Sample Characteristic for each Sample Receivable (except for Sample Receivable Number 50), the Sponsor, on behalf of the Depositor, instructed us to use the Contract as the Source.

For the purpose of comparing the original first payment date Sample Characteristic for Sample Receivable Number 50, the Sponsor, on behalf of the Depositor, instructed us to use the Servicing System Screen Shots as the Source.

Exhibit 1 to Attachment A

Notes:  (continued)

vi.
For the purpose of comparing the original term to maturity Sample Characteristic for each Sample Receivable (except for Sample Receivable Numbers 31, 36, 67, 114, 126, 153 and 165), the Sponsor, on behalf of the Depositor, instructed us to use the Contract as the Source.

For the purpose of comparing the original term to maturity Sample Characteristic for Sample Receivable Numbers 31, 36, 67, 114, 126 and 165, the Sponsor, on behalf of the Depositor, instructed us to use the Servicing System Screen Shots as the Source.

For the purpose of comparing the original term to maturity Sample Characteristic for Sample Receivable Number 153, the Sponsor, on behalf of the Depositor, instructed us to recalculate the original term to maturity by subtracting the:
a.	Months extended from
b.	Original term to maturity,
both as shown in the Servicing System Screen Shots.

vii.
For the purpose of comparing the current APR Sample Characteristic for each Sample Receivable (except for Sample Receivable Numbers 8, 10, 19, 48, 50, 53, 57, 79, 83, 86, 103, 105, 110, 114, 139, 143, 173, 184 and 190), the Sponsor, on behalf of the Depositor, instructed us to use the Contract as the Source.

For the purpose of comparing the current APR Sample Characteristic for Sample Receivable Numbers 8, 10, 19, 48, 50, 53, 57, 79, 83, 86, 103, 105, 110, 114, 139, 143, 173, 184 and 190, the Sponsor, on behalf of the Depositor, instructed us to use the Servicing System Screen Shots as the Source.

viii.
For the purpose of comparing the model type (new/used) Sample Characteristic for each Sample Receivable (except for Sample Receivable Numbers 15, 62 and 131), the Sponsor, on behalf of the Depositor, instructed us to note agreement with a model type (new/used) value:

a.	Of “AUN,” as shown on the Data File, if the corresponding model type (new/used) value, as shown in the Contract, was “new” and
b.	Of “AUU,” as shown on the Data File, if the corresponding model type (new/used) value, as shown in the Contract, was “used.”

For the purpose of comparing the model type (new/used) Sample Characteristic for Sample Receivable Numbers 15, 62 and 131, the Sponsor, on behalf of the Depositor, instructed us to use the Servicing System Screen Shots as the Source.

Exhibit 1 to Attachment A

Notes:  (continued)

ix.
For the purpose of comparing the model year Sample Characteristic for each Sample Receivable (except for Sample Receivable Number 131), the Sponsor, on behalf of the Depositor, instructed us to use the Contract as the Source.

For the purpose of comparing the model year Sample Characteristic for Sample Receivable Number 131, the Sponsor, on behalf of the Depositor, instructed us to use the Servicing System Screen Shots as the Source.

x.
For the purpose of comparing the indicated Sample Characteristics for each Sample Receivable, the Sponsor, on behalf of the Depositor, instructed us to ignore differences due to abbreviation, truncation or spelling errors.

xi.
For the purpose of comparing the vehicle make Sample Characteristic for each Sample Receivable, the Sponsor, on behalf of the Depositor, instructed us to note agreement with a vehicle make value of “DODGE,” as shown on the Data File, if the corresponding vehicle make value, as shown in the Contract, was “RAM” (and in accordance with any other applicable note(s)).

xii.	For the purpose of comparing the vehicle model Sample Characteristic for each Sample Receivable, the Sponsor, on behalf of the Depositor, instructed us to note agreement with a vehicle model value:
a.	Of “SUPER DUTY,” as shown on the Data File, if the corresponding vehicle model value, as shown in the Contract, was “F-250” or “F-350,” as applicable, and
b.	Of “MEDIUM DUT,” as shown on the Data File, if the corresponding vehicle model value, as shown in the Contract, was “TG23405”
(and in accordance with any other applicable note(s)).

xiii.
For the purpose of comparing the state/U.S. territory Sample Characteristic for each Sample Receivable (except for Sample Receivable Numbers 33, 39, 65, 68, 82 and 143), the Sponsor, on behalf of the Depositor, instructed us to use the Contract and Title as the Sources.

For the purpose of comparing the state/U.S. territory Sample Characteristic for Sample Receivable Numbers 33, 39, 65, 68, 82 and 143, the Sponsor, on behalf of the Depositor, instructed us to use the Servicing System Screen Shots and Title as the Sources.

Exhibit 1 to Attachment A

Notes:  (continued)

xiv.
For the purpose of comparing the FICO score Sample Characteristic for each Sample Receivable (except for Sample Receivable Numbers 8, 11, 20, 32, 38, 45, 49, 50, 59, 60, 61, 66, 70, 76, 86, 148, 157, 173 and 185), the Sponsor, on behalf of the Depositor, instructed us to use the Servicing System Screen Shots as the Source, subject to the additional instruction(s) described in the succeeding paragraph(s) of this note.

For the purpose of comparing the FICO score Sample Characteristic for Sample Receivable Numbers 8, 11, 20, 32, 38, 45, 49, 50, 59, 60, 61, 66, 70, 76, 86, 148, 157, 173 and 185, the Sponsor, on behalf of the Depositor, instructed us to use the Origination System Screen Shots as the Source, subject to the additional instruction(s) described in the succeeding paragraph(s) of this note.

For the purpose of this procedure, the Sponsor, on behalf of the Depositor, instructed us to note agreement if the FICO score value, as shown on the Data File, agreed to at least one FICO score, as shown in the Servicing System Screen Shots or Origination System Screen Shots, as applicable.  We performed no procedures to reconcile any differences that may exist relating to the information shown in the Servicing System Screen Shots or Origination System Screen Shots, as applicable.

xv.
For the purpose of comparing the original loan-to-value ratio Sample Characteristic for each Sample Receivable (except for Sample Receivable Numbers 8, 11, 40, 45, 49, 50, 61, 66, 70, 76, 86 and 144), the Sponsor, on behalf of the Depositor, instructed us to recalculate the original loan-to-value ratio by dividing the:

a.	Original amount financed, as shown in the Contract, by
b.	Vehicle value (as of origination), as shown in the Servicing System Screen Shots, subject to the additional instruction(s) provided by the Sponsor, on behalf of the Depositor, described in the succeeding paragraph(s).

For the purpose of comparing the original loan-to-value ratio Sample Characteristic for Sample Receivable Numbers 8, 11, 40, 45, 49, 50, 61, 66, 70, 76, 86 and 144, the Sponsor, on behalf of the Depositor, instructed us to use the Supplemental Sample Query as the Source, subject to the additional instruction(s) provided by the Sponsor, on behalf of the Depositor, described in the succeeding paragraph(s).

For the purpose of this procedure, the Sponsor, on behalf of the Depositor, instructed us to compare the first four characters (XX.XX%) of the original loan-to-value ratio, as shown on the Data File, to the first four characters (XX.XX%) of the corresponding information located on, or to the corresponding information we recalculated using information located on, the applicable Source(s).

Exhibit 1 to Attachment A

Notes:  (continued)

xvi.
For the purpose of comparing the payment to income ratio Sample Characteristic for each Sample Receivable, the Sponsor, on behalf of the Depositor, instructed us to recalculate the payment to income ratio by dividing the:

a.	Result of dividing:
(1)	The annual income (“INCOME_ANNUAL”), as shown on the Data File, by
(2)	12
by
b.	Monthly P&I payment, as shown in the Contract or Servicing System Screen Shots, as applicable (and in accordance with any other applicable note(s)).

xvii.
For the purpose of comparing the remaining term to maturity Sample Characteristic for each Sample Receivable, the Sponsor, on behalf of the Depositor, instructed us to ignore differences of +/- one month.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Sponsor, on behalf of the Depositor, described in the notes above.

Exhibit 2 to Attachment A

Sample Characteristic Differences

Sample Receivable Number	Sample Characteristic	Source	Data File Value	Source Value

39	State/U.S. territory	Title	NY	NJ

42	Vehicle identification number	Contract and Title	XXXXXXXXXXXXXXXXXXXX	XXXXXXXXXXXXXXXX

44	Monthly P&I payment	Servicing System Screen Shots	$454.67	$469.71

56	Monthly P&I payment	Servicing System Screen Shots	$259.38	$947.63

80	Remaining term to maturity	Supplemental Sample Query	60	62

82	State/U.S. territory	Title	NC	PA

143	State/U.S. territory	Title	FL	ME

167	Monthly P&I payment	Servicing System Screen Shots	$246.8	$235.05